OTHER CURRENT AND NON-CURRENT ASSETS (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid professional fees	$ 108,345	$ 263,030
Prepaid directors' and officers' liability insurance premium		214,188
Recoverable VAT	33,553	67,105
Security deposit	24,251	66,748
Other	22,886	42,860
Total	189,035	653,931
Current portion	168,957	465,650
Non-current portion	$ 20,078	$ 188,281